Intangible Assets	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets	Intangible Assets
The carrying amount of Intangible Assets for the years ended December 31, 2023 and 2022 is as follows:

	December 31, 2023	December 31, 2022
Cost	(in thousands)
Customer relationships	$4,090,393	$4,076,435
Order backlog	541,302	536,934
Trade names & brands	204,653	204,621
Patient database	170,366	170,238
Technology assets	141,257	120,984
Total cost	5,147,971	5,109,212

Accumulated amortization	(1,292,106)	(830,553)
Net book value	$3,855,865	$4,278,659
The amortization expense recognized by the Company was $459.9 million, $463.1 million, and $239.5 million for the twelve months ended December 31, 2023, 2022, and 2021, respectively.

On October 2, 2023, the Company acquired the entire outstanding equity interests of BioTel Research LLC (“BioTel”), a leading provider of medical imaging and cardiac safety monitoring services, from BioTelemetry Inc. in exchange for initial cash consideration of $68.1 million. The acquisition resulted in the recognition of intangible assets of $36.4 million, comprising customer relationships of $12.5 million, order backlog of $3.9 million and technology assets of $20.0 million. These assets will be amortized over their expected useful lives of between 3 and 16 years. In total, $1.5 million has been amortized in the period since the date of acquisition.

On July 1, 2021, ICON plc announced the completion of its Merger with PRA Health Sciences, Inc. The Merger resulted in the recognition of Customer relationships of $3,938.0 million, Order backlog of $500.0 million, Trade names of $202.0 million, Patient database of $168.0 million and Technology assets of $111.0 million. These assets are being amortized over their expected useful lives of between 3 and 23 years. The valuation of these assets was finalized in June 30, 2022. In total, $1,128.5 million has been amortized in the period since the date of acquisition, $451.4 million has been amortized in the year ended December 31, 2023.

Future intangible asset amortization expense for the years ended December 31, 2024 to December 31, 2028 is as follows:

(in thousands)
2024	$344,518
2025	229,106
2026	214,869
2027	202,539
2028	189,539
Total	$1,180,571